Property, Plant and Equipment, Net of Accumulated Depreciation - Schedule of Depreciation and Offsets to LNG Terminal Costs (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 137	$ 129	$ 534	$ 463	$ 460
Offsets to LNG terminal costs	[1]	$ 0	$ 148	$ 148	$ 105	$ 0

[1]	We recognize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Trains of the Liquefaction Project during the testing phase for its construction.